SRIRAMA CONVERTIBLE PROMISSORY NOTE (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)		3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	May 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 27, 2023	Dec. 05, 2023
Short-Term Debt [Line Items]
Convertible notes payable		$ 1,992,941			$ 990,423
Amortization expense		2,518			427
Srirama Associates LLC [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,000,000
Debt instrument, face amount					1,000,000		$ 500,000	$ 500,000
Convertible notes payable		2,000,000			1,000,000
Convertible debt discount		7,059			9,577
Balance amount		1,992,941			990,423
Amortization expense		$ 2,518			$ 427
Debt instrument interest rate		15.00%			15.00%
Financing event, description		(i) with respect to a Financing Event: the lesser of (x) eighty percent (80% of the lowest price per Share paid in cash by the other investors for any share of Visiox Common Stock sold in the Financing Event and (y) the price per share of Visiox Common Stock determined by dividing (A) the Valuation Cap by (B) the Fully Diluted Capitalization as of immediately prior to the Financing Event; and (ii) with respect to a SPAC Transaction, $10.00. “Valuation Cap” means $80,000,000.			(i) with respect to a Financing Event: the lesser of (x) eighty percent (80% of the lowest price per Share paid in cash by the other investors for any share of Visiox Common Stock sold in the Financing Event and (y) the price per share of Visiox Common Stock determined by dividing (A) the Valuation Cap by (B) the Fully Diluted Capitalization as of immediately prior to the Financing Event; and (ii) with respect to a SPAC Transaction, $10.00. “Valuation Cap” means $80,000,000.
Maturity conversion price		80.00%			80.00%
Convertible notes payable					$ 990,423
Srirama Associates LLC [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal amount				$ 1,000,000